Other Financial Liabilities (debt) - Additional information (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2021 USD ($) installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021	Dec. 31, 2014 USD ($)
Disclosure Of Other Financial Liabilities debt [Line Items]
Repayments of borrowings, classified as financing activities		$ 65,793,000	$ 7,197,000	$ 95,000,000
LIBOR | Credit Facility | Spread Rate
Disclosure Of Other Financial Liabilities debt [Line Items]
Percentage of received borrowing facility		1.90%
Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Interest expense		$ 10,100,000	22,400,000	39,100,000
Extinguishment debt issuance cost		300,000	900,000
Total credit facility		1,500,000,000
Repaid line of credit facility		1,200,000,000
Additional repayment of line of credit facility		200,000,000
Amortization of debt issuance costs		900,000	$ 1,700,000
Sociedad Minera El Brocal S.A.A | Senior unsecured credit facility
Disclosure Of Other Financial Liabilities debt [Line Items]
Borrowings						$ 1,800,000
Increased in Credit Facility	$ 225,000,000
Sociedad Minera El Brocal S.A.A | Credit Facility
Disclosure Of Other Financial Liabilities debt [Line Items]
Notional amount		$ 325,000,000
Number of amortization installments | installment		4
Percentage of received borrowing facility		35.00%	15.00%		15.00%
Extinguishment debt issuance cost		$ 300,000	$ 900,000	$ 1,300,000
Repaid line of credit facility		$ 0